Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 9,520	$ 148,349	$ 461,914
Prepaid expenses	22,543		514,200
Total current assets	32,063	148,349	976,114
Investments held in Trust Account	13,713,477	24,376,178	229,792,494
TOTAL ASSETS	13,745,540	24,524,527	230,768,608
Current liabilities:
Accounts payable	2,334,642	2,015,734	51,453
Accrued offering costs	311,430	311,430	311,430
Due to Sponsor	2,284	2,284	2,284
Accrued expenses	321,994	185,310	504,181
Total current liabilities and total liabilities	4,240,866	3,170,274	912,864
Shareholders’ Deficit
Preference shares, value
Additional paid-in capital
Accumulated deficit	(4,109,365)	(2,922,487)	162,688
Total Shareholders’ Deficit	(4,108,803)	(2,921,925)	163,250
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	13,745,540	24,524,527	230,768,608
Related Party
Current liabilities:
Accrued expenses – related party	64,516	55,516	43,516
Promissory note – related party	1,006,000	600,000
Due to related party	200,000
Class A Ordinary Shares Subject to Possible Redemption
Current liabilities:
Ordinary shares subject to possible redemption	13,613,477	24,276,178	229,692,494
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	337	337
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	$ 225	$ 225	$ 562